Long-Term Debt And Equity Financings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments
The following table presents Ameren's long-term debt outstanding, including maturities due within one year, as of December 31, 2012, and 2011:

	2012	2011
Ameren (Parent):
8.875% Senior unsecured notes due 2014	$425	$425
Less: Unamortized discount and premium	(1)	(1)
Long-term debt, net	$424	$424
Ameren Missouri:
Senior secured notes:(a)
5.25% Senior secured notes due 2012	$—	$173
4.65% Senior secured notes due 2013	200	200
5.50% Senior secured notes due 2014	104	104
4.75% Senior secured notes due 2015	114	114
5.40% Senior secured notes due 2016	260	260
6.40% Senior secured notes due 2017	425	425
6.00% Senior secured notes due 2018(b)	179	250
5.10% Senior secured notes due 2018	199	200
6.70% Senior secured notes due 2019(b)	329	450
5.10% Senior secured notes due 2019	244	300
5.00% Senior secured notes due 2020	85	85
5.50% Senior secured notes due 2034	184	184
5.30% Senior secured notes due 2037	300	300
8.45% Senior secured notes due 2039(b)	350	350
3.90% Senior secured notes due 2042(b)	485	—
Environmental improvement and pollution control revenue bonds:
1992 Series due 2022(c)(d)	47	47
1993 5.45% Series due 2028(e)	44	44
1998 Series A due 2033(c)(d)	60	60
1998 Series B due 2033(c)(d)	50	50
1998 Series C due 2033(c)(d)	50	50
Capital lease obligations:
City of Bowling Green capital lease (Peno Creek CT) through 2022	64	69
Audrain County capital lease (Audrain County CT) due 2023	240	240
Total long-term debt, gross	4,013	3,955
Less: Unamortized discount and premium	(7)	(5)
Less: Maturities due within one year	(205)	(178)
Long-term debt, net	$3,801	$3,772

	2012	2011
Ameren Illinois:
Senior secured notes:
8.875% Senior secured notes due 2013(f)(h)	$150	$150
6.20% Senior secured notes due 2016(f)	54	54
6.25% Senior secured notes due 2016(g)	75	75
6.125% Senior secured notes due 2017(g)(i)	250	250
6.25% Senior secured notes due 2018(g)(i)	144	337
9.75% Senior secured notes due 2018(g)(i)	313	400
2.70% Senior secured notes due 2022(g)(i)	400	—
6.125% Senior secured notes due 2028(g)	60	60
6.70% Senior secured notes due 2036(g)	61	61
6.70% Senior secured notes due 2036(f)	42	42
Environmental improvement and pollution control revenue bonds:
6.20% Series 1992B due 2012	—	1
2000 Series A 5.50% due 2014	—	51
5.90% Series 1993 due 2023(j)	32	32
5.70% 1994A Series due 2024(k)	36	36
1993 Series C-1 5.95% due 2026(l)	35	35
1993 Series C-2 5.70% due 2026(l)	8	8
1993 Series B-1 due 2028(d)(l)	17	17
5.40% 1998A Series due 2028(k)	19	19
5.40% 1998B Series due 2028(k)	33	33
Fair-market value adjustments	4	5
Total long-term debt, gross	1,733	1,666
Less: Unamortized discount and premium	(6)	(8)
Less: Maturities due within one year	(150)	(1)
Long-term debt, net	$1,577	$1,657
Ameren consolidated long-term debt, net	$5,802	$5,853

(a)
These notes are collaterally secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any first mortgage bonds issued under the Ameren Missouri mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Missouri first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2042.

(b)
Ameren Missouri has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its first mortgage bonds. Ameren Missouri has also agreed to prevent a first mortgage bond release date from occurring as long as any of the 8.45% senior secured notes due 2039 and any of the 3.90% senior secured notes due 2042 remain outstanding.

(c)
These bonds are secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture and have a fall-away lien provision similar to that of Ameren Missouri's senior secured notes. The bonds are also backed by an insurance guarantee policy.

(d)
Interest rates, and periods during which such rates apply, vary depending on our selection of defined rate modes. Maximum interest rates could range up to 18% depending on the series of bonds. The average interest rates for 2012 and 2011 were as follows:

	2012	2011
Ameren Missouri 1992 Series	0.30%	0.34%
Ameren Missouri 1998 Series A	0.65%	0.69%
Ameren Missouri 1998 Series B	0.64%	0.68%
Ameren Missouri 1998 Series C	0.64%	0.69%
Ameren Illinois 1993 Series B-1	0.22%	0.28%

(e)
These bonds are first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage bond indenture and are secured by substantially all Ameren Missouri property and franchises. The bonds are callable at 100% of par value.

(f)
These notes are collaterally secured by first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the CILCO mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the CILCO first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2023.

(g)
These notes are collaterally secured by mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the Ameren Illinois mortgage indenture remain outstanding. Redemption, purchase, or maturity of all mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Illinois mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the mortgage bond lien protection associated with these notes to fall away until 2028.

(h)
Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its CILCO first mortgage bonds, and therefore a CILCO first mortgage bond release date will not occur while any of such notes are outstanding.

(i)
Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its Ameren Illinois mortgage bonds, and therefore an Ameren Illinois first mortgage bond release date will not occur as long as any of these notes are outstanding.

(j)
These bonds are first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture and are secured by substantially all property of the former CILCO. The bonds are callable at 100% of par value.

(k)
These bonds are mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture and are secured by substantially all property of the former IP and CIPS. The bonds are callable at 100% of par value. The bonds are also backed by an insurance guarantee policy.

(l)	The bonds are callable at 100% of par value.

Schedule Of Maturities Of Long-Term Debt
The following table presents Ameren's aggregate maturities of long-term debt, including current maturities, at December 31, 2012:

	Ameren (Parent)(a)	Ameren Missouri(a)	Ameren Illinois(a)(b)	Ameren Consolidated
2013	$—	$205	$150	$355
2014	425	109	—	534
2015	—	120	—	120
2016	—	266	129	395
2017	—	431	250	681
Thereafter	—	2,882	1,200	4,082
Total	$425	$4,013	$1,729	$6,167

(a)	Excludes unamortized discount and premium of $1 million, $7 million, and $6 million at Ameren (Parent), Ameren Missouri, and Ameren Illinois, respectively.

(b)	Excludes $4 million related to Ameren Illinois’ long-term debt fair-market value adjustments, which are being amortized to interest expense over the remaining life of the debt.

Schedule Of Outstanding Preferred Stock

		Redemption Price(per share)		2012	2011
Ameren Missouri:
Without par value and stated value of $100 per share, 25 million shares authorized
$3.50 Series	130,000 shares	$110.00		$13	$13
$3.70 Series	40,000 shares	104.75		4	4
$4.00 Series	150,000 shares	105.625		15	15
$4.30 Series	40,000 shares	105.00		4	4
$4.50 Series	213,595 shares	110.00	(a)	21	21
$4.56 Series	200,000 shares	102.47		20	20
$4.75 Series	20,000 shares	102.176		2	2
$5.50 Series A	14,000 shares	110.00		1	1
Total				$80	$80
Ameren Illinois:
With par value of $100 per share, 2 million shares authorized
4.00% Series	144,275 shares	$101.00		$14	$14
4.08% Series	45,224 shares	103.00		5	5
4.20% Series	23,655 shares	104.00		2	2
4.25% Series	50,000 shares	102.00		5	5
4.26% Series	16,621 shares	103.00		2	2
4.42% Series	16,190 shares	103.00		2	2
4.70% Series	18,429 shares	103.00		2	2
4.90% Series	73,825 shares	102.00		7	7
4.92% Series	49,289 shares	103.50		5	5
5.16% Series	50,000 shares	102.00		5	5
6.625% Series	124,273.75 shares	100.00		12	12
7.75% Series	4,542 shares	100.00		1	1
Total				$62	$62
Total Ameren(b)				$142	$142

(a)	In the event of voluntary liquidation, $105.50.

Schedule of Required and Actual Debt Ratios
The following table summarizes the required and actual interest coverage ratios for interest charges and dividend coverage ratios and bonds and preferred stock issuable as of December 31, 2012, at an assumed interest rate of 6% and dividend rate of 7%.

	Required Interest Coverage Ratio(a)	Actual Interest Coverage Ratio	Bonds Issuable(b)		Required Dividend Coverage Ratio(c)	Actual Dividend Coverage Ratio	Preferred Stock Issuable
Ameren Missouri	>2.0	4.6	$4,056		>2.5	122.8	$2,351
Ameren Illinois	>2.0	7.1	3,439	(d)	>1.5	2.8	203

(a)
Coverage required on the annual interest charges on first mortgage bonds outstanding and to be issued. Coverage is not required in certain cases when additional first mortgage bonds are issued on the basis of retired bonds.

(b)
Amount of bonds issuable based either on required coverage ratios or unfunded property additions, whichever is more restrictive. The amounts shown also include bonds issuable based on retired bond capacity of $485 million and $645 million at Ameren Missouri and Ameren Illinois, respectively.

(c)	Coverage required on the annual dividend on preferred stock outstanding and to be issued, as required in the respective company’s articles of incorporation.

(d)	Amount of bonds issuable by Ameren Illinois based on unfunded property additions and retired bonds solely under the former IP mortgage indenture.

Union Electric Company [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount Of Maturities
The following table sets forth the aggregate principal amount of each series of notes repurchased, along with certain other items of the tender offer:

Senior Secured Notes	Principal Amount Repurchased	Premium Plus Accrued and Unpaid Interest(a)	Principal Amount Outstanding After Tender Offer
6.00% senior secured notes due 2018	$71	$19	$179
6.70% senior secured notes due 2019	121	35	329
5.10% senior secured notes due 2018	1	(b)	199
5.10% senior secured notes due 2019	56	12	244

(a)	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $485 million 3.90% senior secured notes due 2042.

(b)	Amount is less than $1 million.

Ameren Illinois Company [Member]
Debt Instrument [Line Items]
Aggregate Principal Amount Of Maturities
The following table sets forth the aggregate principal amount of each series of notes repurchased, along with certain other items of the tender offer:

Senior Secured Notes	Principal Amount Repurchased	Premium Plus Accrued and Unpaid Interest(a)	Principal Amount Outstanding After Tender Offer
9.75% senior secured notes due 2018	$87	$36	$313
6.25% senior secured notes due 2018	194	47	144

(a)	The premiums paid in association with the tender offer were recorded as a regulatory asset and are being amortized over the life of the $400 million 2.70% senior secured notes due 2022.